Tax expense/(benefit) - Summary of deferred tax assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Tax Expenses [Abstract]
Deferred tax assets	€ 6,383	€ 4,371
Deferred tax liabilities	(1,294)	(4,507)
Total Net deferred tax assets/(liabilities)	€ 5,089	€ (136)